Vanguard Large-Cap Index Fund

Schedule of Investments (unaudited)
As of September 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)
Basic Materials (1.8%)
Linde plc	524,880	124,990
Air Products & Chemicals Inc.	220,778	65,761
Ecolab Inc.	256,243	51,208
Newmont Corp.	802,451	50,915
DuPont de Nemours Inc.	733,765	40,709
Dow Inc.	739,067	34,773
Fastenal Co.	572,170	25,799
Freeport-McMoRan Inc.	1,452,836	22,722
LyondellBasell Industries NV Class A	250,475	17,656
International Paper Co.	393,443	15,950
FMC Corp.	129,642	13,730
Nucor Corp.	301,624	13,531
^ International Flavors & Fragrances Inc.	107,069	13,111
Celanese Corp. Class A	118,411	12,723
Avery Dennison Corp.	83,485	10,673
Eastman Chemical Co.	134,122	10,478
Albemarle Corp.	106,595	9,517
CF Industries Holdings Inc.	105,445	3,238
Westlake Chemical Corp.	15,108	955
		538,439
Consumer Discretionary (16.5%)
* Amazon.com Inc.	425,271	1,339,064
* Tesla Inc.	744,636	319,456
Home Depot Inc.	1,075,150	298,580
Walt Disney Co.	1,805,031	223,968
* Netflix Inc.	440,428	220,227
Walmart Inc.	1,414,184	197,858
McDonald's Corp.	742,952	163,071
Costco Wholesale Corp.	440,984	156,549
NIKE Inc. Class B	1,243,094	156,058
Lowe's Cos. Inc.	754,851	125,200
Starbucks Corp.	1,167,763	100,334
Target Corp.	499,756	78,672
* Booking Holdings Inc.	40,887	69,945
Activision Blizzard Inc.	770,351	62,360
TJX Cos. Inc.	1,077,835	59,981
Dollar General Corp.	248,660	52,124
Estee Lauder Cos. Inc. Class A	202,294	44,151
* Uber Technologies Inc.	1,137,626	41,501
* Lululemon Athletica Inc.	118,411	39,001
General Motors Co.	1,284,060	37,995
* Electronic Arts Inc.	288,732	37,654
* Chipotle Mexican Grill Inc. Class A	27,894	34,692
eBay Inc.	662,706	34,527

*	O'Reilly Automotive Inc.	73,958	34,101
	Ross Stores Inc.	355,460	33,172
*	AutoZone Inc.	23,372	27,524
	Yum! Brands Inc.	301,101	27,491
	DR Horton Inc.	345,491	26,129
	Ford Motor Co.	3,907,893	26,027
	Best Buy Co. Inc.	232,621	25,888
	Aptiv plc	269,058	24,667
	Hilton Worldwide Holdings Inc.	277,454	23,672
	Lennar Corp. Class A	279,040	22,792
	Marriott International Inc. Class A	243,307	22,525
*	Copart Inc.	211,421	22,233
	Southwest Airlines Co.	589,822	22,118
	VF Corp.	311,264	21,866
*	Dollar Tree Inc.	237,435	21,687
*	Trade Desk Inc. Class A	41,672	21,619
	Delta Air Lines Inc.	638,410	19,523
*	Wayfair Inc.	64,923	18,893
*	Take-Two Interactive Software Inc.	114,098	18,851
	Las Vegas Sands Corp.	382,005	17,824
	Domino's Pizza Inc.	39,287	16,708
	Tractor Supply Co.	116,017	16,630
*	Carvana Co. Class A	69,379	15,476
	ViacomCBS Inc. Class B	539,430	15,109
*	CarMax Inc.	162,934	14,975
^,*	DraftKings Inc. Class A	248,504	14,622
*	NVR Inc.	3,505	14,311
	Tiffany & Co.	121,588	14,086
	Garmin Ltd.	143,508	13,613
	Genuine Parts Co.	137,266	13,064
	Darden Restaurants Inc.	129,484	13,044
	Expedia Group Inc.	135,707	12,443
*	Ulta Beauty Inc.	53,613	12,008
	Fortune Brands Home & Security Inc.	138,357	11,971
	PulteGroup Inc.	255,220	11,814
	Royal Caribbean Cruises Ltd.	181,923	11,776
	Whirlpool Corp.	62,319	11,460
	Hasbro Inc.	130,465	10,792
	Omnicom Group Inc.	214,740	10,630
	Advance Auto Parts Inc.	68,887	10,574
	Fox Corp. Class A	373,593	10,397
*	Peloton Interactive Inc. Class A	97,877	9,713
*	United Airlines Holdings Inc.	276,701	9,615
	MGM Resorts International	392,580	8,539
^	Carnival Corp.	552,962	8,394
	BorgWarner Inc.	208,126	8,063
	Rollins Inc.	148,007	8,020
*	Live Nation Entertainment Inc.	140,764	7,584
*	LKQ Corp.	257,445	7,139
	Wynn Resorts Ltd.	97,423	6,996
*	Burlington Stores Inc.	33,047	6,811
*	Discovery Communications Inc. Class C	325,365	6,377
*	Lyft Inc. Class A	226,786	6,248
	Sirius XM Holdings Inc.	1,076,965	5,773
	News Corp. Class A	381,959	5,355
*	Liberty Media Corp -Liberty SiriusXM Class C	160,092	5,296
	Vail Resorts Inc.	20,169	4,316

* Chewy Inc. Class A	70,726	3,878
Fox Corp. Class B	127,675	3,571
Lear Corp.	30,334	3,308
* Discovery Inc. Class A	151,078	3,289
Interpublic Group of Cos. Inc.	192,148	3,203
^ American Airlines Group Inc.	250,819	3,083
Aramark	112,456	2,974
* Mohawk Industries Inc.	28,129	2,745
* Liberty Media Corp -Liberty SiriusXM Class A	81,990	2,720
Warner Music Group Corp. Class A	79,243	2,277
News Corp. Class B	125,908	1,760
Lennar Corp. Class B	8,708	572
ViacomCBS Inc. Class A	7,190	218
Newell Brands Inc.	38	1
		4,794,911
Consumer Staples (5.9%)
Procter & Gamble Co.	2,482,682	345,068
PepsiCo Inc.	1,382,076	191,556
Coca-Cola Co.	3,862,856	190,709
Philip Morris International Inc.	1,555,275	116,630
Mondelez International Inc. Class A	1,426,881	81,974
CVS Health Corp.	1,306,824	76,319
Altria Group Inc.	1,857,617	71,778
Colgate-Palmolive Co.	856,258	66,060
Kimberly-Clark Corp.	340,498	50,278
General Mills Inc.	610,008	37,625
Constellation Brands Inc. Class A	159,474	30,222
Sysco Corp.	482,448	30,018
* Monster Beverage Corp.	368,680	29,568
Clorox Co.	126,012	26,484
Walgreens Boots Alliance Inc.	734,913	26,398
Archer-Daniels-Midland Co.	555,252	25,814
Kroger Co.	738,164	25,031
McKesson Corp.	161,937	24,117
McCormick & Co. Inc.	123,741	24,018
Brown-Forman Corp. Class B	309,242	23,292
Church & Dwight Co. Inc.	246,540	23,103
Corteva Inc.	749,852	21,603
Hershey Co.	147,499	21,143
Kraft Heinz Co.	672,487	20,141
Tyson Foods Inc. Class A	294,746	17,532
Kellogg Co.	257,285	16,618
Conagra Brands Inc.	463,349	16,546
AmerisourceBergen Corp. Class A	142,640	13,825
Hormel Foods Corp.	269,375	13,170
J M Smucker Co.	108,649	12,551
Keurig Dr Pepper Inc.	423,177	11,680
Lamb Weston Holdings Inc.	145,100	9,616
Campbell Soup Co.	196,718	9,515
Molson Coors Beverage Co. Class B	86,651	2,908
		1,702,910
Energy (1.9%)
Exxon Mobil Corp.	4,221,217	144,914
Chevron Corp.	1,864,442	134,240
ConocoPhillips	1,069,482	35,122
Williams Cos. Inc.	1,213,843	23,852

Kinder Morgan Inc.	1,923,426	23,716
Phillips 66	436,900	22,649
Schlumberger Ltd.	1,388,537	21,606
EOG Resources Inc.	582,433	20,933
Marathon Petroleum Corp.	650,783	19,094
Valero Energy Corp.	408,088	17,678
Pioneer Natural Resources Co.	163,720	14,078
ONEOK Inc.	442,767	11,503
Hess Corp.	277,010	11,338
* Cheniere Energy Inc.	227,409	10,522
Halliburton Co.	791,222	9,534
Occidental Petroleum Corp.	926,530	9,274
Concho Resources Inc.	197,273	8,704
Baker Hughes Co. Class A	621,808	8,264
Diamondback Energy Inc.	77,945	2,348
		549,369
Financials (9.3%)
* Berkshire Hathaway Inc. Class B	1,907,644	406,214
JPMorgan Chase & Co.	3,044,026	293,048
Bank of America Corp.	7,786,243	187,571
Wells Fargo & Co.	3,907,467	91,865
Citigroup Inc.	2,078,957	89,624
S&P Global Inc.	240,786	86,827
BlackRock Inc.	144,742	81,569
Goldman Sachs Group Inc.	343,816	69,097
CME Group Inc.	358,545	59,988
Marsh & McLennan Cos. Inc.	505,843	58,020
Morgan Stanley	1,181,533	57,127
Progressive Corp.	585,210	55,402
Intercontinental Exchange Inc.	542,096	54,237
Truist Financial Corp.	1,347,192	51,261
US Bancorp	1,355,409	48,591
Aon plc Class A	231,340	47,725
PNC Financial Services Group Inc.	423,482	46,545
Moody's Corp.	159,348	46,187
Chubb Ltd.	383,626	44,547
Charles Schwab Corp.	1,158,738	41,981
Blackstone Group LP Class A	670,003	34,974
Allstate Corp.	311,495	29,324
MSCI Inc. Class A	79,441	28,343
IHS Markit Ltd.	355,905	27,942
T. Rowe Price Group Inc.	215,095	27,580
Bank of New York Mellon Corp.	797,299	27,379
Travelers Cos. Inc.	252,970	27,369
Willis Towers Watson plc	128,834	26,903
MetLife Inc.	681,017	25,313
Prudential Financial Inc.	395,164	25,101
Aflac Inc.	674,017	24,501
American International Group Inc.	861,751	23,724
Arthur J Gallagher & Co.	191,051	20,171
State Street Corp.	334,650	19,855
First Republic Bank	171,483	18,702
Ameriprise Financial Inc.	119,863	18,472
KKR & Co. Inc.	531,291	18,245
Discover Financial Services	306,691	17,721
MarketAxess Holdings Inc.	36,055	17,364
Northern Trust Corp.	197,932	15,433

	Fifth Third Bancorp	712,780	15,196
	Broadridge Financial Solutions Inc.	114,987	15,178
	Nasdaq Inc.	115,056	14,119
	Hartford Financial Services Group Inc.	358,694	13,221
*	Markel Corp.	13,078	12,734
	FactSet Research Systems Inc.	37,991	12,722
*	SVB Financial Group	51,611	12,419
	Cincinnati Financial Corp.	153,060	11,934
	KeyCorp	977,101	11,657
*	Arch Capital Group Ltd.	386,420	11,303
	M&T Bank Corp.	122,096	11,244
	Regions Financial Corp.	962,673	11,100
	E*TRADE Financial Corp.	221,555	11,089
	Principal Financial Group Inc.	274,415	11,051
	Citizens Financial Group Inc.	427,427	10,805
	TD Ameritrade Holding Corp.	271,577	10,632
	Annaly Capital Management Inc.	1,402,743	9,988
	Cboe Global Markets Inc.	108,299	9,502
	Ally Financial Inc.	374,406	9,386
	Huntington Bancshares Inc.	1,016,499	9,321
	Raymond James Financial Inc.	123,682	8,999
	Fidelity National Financial Inc.	276,264	8,650
	Loews Corp.	240,016	8,341
	W R Berkley Corp.	132,302	8,090
	Everest Re Group Ltd.	40,145	7,930
	Globe Life Inc.	96,128	7,681
	Equitable Holdings Inc.	407,153	7,426
	Franklin Resources Inc.	274,370	5,583
	AGNC Investment Corp.	278,702	3,877
	Interactive Brokers Group Inc.	73,521	3,553
	Alleghany Corp.	6,678	3,476
	SEI Investments Co.	64,441	3,268
	Lincoln National Corp.	90,470	2,834
^,*	Rocket Cos. Inc. Class A	101,771	2,028
*	Berkshire Hathaway Inc. Class A	6	1,920
			2,710,099
Health Care (13.5%)
	Johnson & Johnson	2,629,876	391,536
	UnitedHealth Group Inc.	949,267	295,953
	Merck & Co. Inc.	2,526,157	209,545
	Pfizer Inc.	5,551,226	203,730
	Abbott Laboratories	1,768,322	192,446
	Thermo Fisher Scientific Inc.	395,133	174,459
	AbbVie Inc.	1,762,976	154,419
	Amgen Inc.	585,012	148,687
	Medtronic plc	1,341,438	139,402
	Danaher Corp.	637,751	137,327
	Bristol-Myers Squibb Co.	2,251,614	135,750
	Eli Lilly and Co.	860,340	127,348
*	Intuitive Surgical Inc.	116,876	82,928
	Gilead Sciences Inc.	1,252,111	79,121
	Zoetis Inc.	474,663	78,495
*	Vertex Pharmaceuticals Inc.	260,103	70,779
	Stryker Corp.	337,712	70,369
	Anthem Inc.	251,162	67,460
	Becton Dickinson and Co.	289,474	67,355
	Cigna Corp.	366,645	62,113

* Regeneron Pharmaceuticals Inc.	99,230	55,547
Humana Inc.	132,171	54,704
* Boston Scientific Corp.	1,428,169	54,570
* Edwards Lifesciences Corp.	620,662	49,541
* Illumina Inc.	145,776	45,056
* Biogen Inc.	158,099	44,850
Baxter International Inc.	505,345	40,640
* DexCom Inc.	95,681	39,443
* Veeva Systems Inc. Class A	134,875	37,926
* Centene Corp.	579,249	33,788
HCA Healthcare Inc.	270,114	33,678
* IDEXX Laboratories Inc.	84,981	33,407
Agilent Technologies Inc.	308,435	31,133
* IQVIA Holdings Inc.	190,972	30,103
Zimmer Biomet Holdings Inc .	206,866	28,163
ResMed Inc.	144,717	24,809
* Seattle Genetics Inc.	121,674	23,810
* Alexion Pharmaceuticals Inc.	207,845	23,784
* Align Technology Inc.	70,852	23,194
* Moderna Inc.	315,364	22,312
Cerner Corp.	304,594	22,019
West Pharmaceutical Services Inc.	73,769	20,279
* Laboratory Corp. of America Holdings	97,315	18,321
Cooper Cos. Inc.	53,407	18,005
* Hologic Inc.	258,630	17,191
* Alnylam Pharmaceuticals Inc.	115,796	16,860
* Incyte Corp.	185,495	16,646
Teleflex Inc.	46,494	15,827
* Varian Medical Systems Inc.	90,954	15,644
Quest Diagnostics Inc.	134,072	15,350
* Exact Sciences Corp.	150,079	15,301
* BioMarin Pharmaceutical Inc.	181,170	13,783
Cardinal Health Inc.	292,497	13,733
* Elanco Animal Health Inc.	471,106	13,158
* ABIOMED Inc.	45,006	12,469
Dentsply Sirona Inc.	219,633	9,605
* Teladoc Health Inc.	40,603	8,902
* Henry Schein Inc.	143,201	8,417
Universal Health Services Inc. Class B	74,014	7,921
* DaVita Inc.	74,037	6,341
PPD Inc.	139,321	5,153
* Mylan NV	256,637	3,806
Perrigo Co. plc	67,916	3,118
* GoodRx Holdings Inc. Class A	34,387	1,912
		3,919,441
Industrials (12.7%)
Visa Inc. Class A	1,683,666	336,683
Mastercard Inc. Class A	892,075	301,673
* PayPal Holdings Inc.	1,171,849	230,889
Accenture plc Class A	635,013	143,507
Union Pacific Corp.	678,154	133,508
United Parcel Service Inc. Class B	706,153	117,666
Honeywell International Inc.	701,460	115,467
3M Co.	574,963	92,098
Fidelity National Information Services Inc.	618,321	91,023
Lockheed Martin Corp.	237,338	90,967
Boeing Co.	535,891	88,561

Raytheon Technologies Corp.	1,525,350	87,769
Caterpillar Inc.	541,016	80,693
Deere & Co.	281,465	62,381
American Express Co.	603,632	60,514
* Square Inc.	370,921	60,293
CSX Corp.	763,182	59,276
FedEx Corp.	235,398	59,207
* Fiserv Inc.	568,959	58,631
Sherwin-Williams Co.	81,796	56,991
Automatic Data Processing Inc.	408,223	56,943
Illinois Tool Works Inc.	284,288	54,927
General Electric Co.	8,745,405	54,484
Norfolk Southern Corp.	254,548	54,471
Global Payments Inc.	299,081	53,111
Northrop Grumman Corp.	150,024	47,331
Eaton Corp. plc	399,995	40,812
Emerson Electric Co.	597,460	39,175
General Dynamics Corp.	243,856	33,757
Capital One Financial Corp.	455,509	32,733
Cummins Inc.	147,555	31,158
Johnson Controls International plc	744,089	30,396
Verisk Analytics Inc. Class A	162,330	30,081
PACCAR Inc.	345,902	29,499
Cintas Corp.	87,768	29,212
Trane Technologies plc	239,317	29,017
PPG Industries Inc.	236,100	28,823
Ball Corp.	326,362	27,127
Otis Worldwide Corp.	431,905	26,960
Carrier Global Corp.	866,654	26,468
Parker-Hannifin Corp.	128,363	25,973
Stanley Black & Decker Inc.	159,637	25,893
Paychex Inc.	322,991	25,765
Rockwell Automation Inc.	115,857	25,567
TransDigm Group Inc.	51,445	24,443
Fortive Corp.	319,062	24,316
* Mettler-Toledo International Inc.	23,939	23,119
AMETEK Inc.	229,609	22,823
* FleetCor Technologies Inc.	83,895	19,975
Old Dominion Freight Line Inc.	105,392	19,068
Equifax Inc.	121,520	19,067
* Keysight Technologies Inc.	186,816	18,454
Vulcan Materials Co.	132,591	17,971
Kansas City Southern	94,168	17,028
WW Grainger Inc.	45,514	16,238
TransUnion	190,012	15,986
Dover Corp.	144,126	15,615
Xylem Inc.	180,242	15,162
Expeditors International of Washington Inc.	167,027	15,119
Martin Marietta Materials Inc.	62,271	14,656
Synchrony Financial	555,437	14,536
Masco Corp.	260,130	14,341
CH Robinson Worldwide Inc.	134,954	13,791
* Ingersoll Rand Inc.	373,795	13,307
* United Rentals Inc.	72,162	12,592
* Trimble Inc.	250,203	12,185
* Waters Corp.	62,046	12,141
Jacobs Engineering Group Inc.	130,320	12,090

	Wabtec Corp.	181,115	11,207
	JB Hunt Transport Services Inc.	84,579	10,689
*	Crown Holdings Inc.	135,006	10,377
	Packaging Corp. of America	95,060	10,366
	Westrock Co.	259,973	9,031
	Western Union Co.	412,104	8,831
	Textron Inc.	228,604	8,250
	Snap-on Inc.	54,545	8,025
	HEICO Corp. Class A	74,295	6,587
	Jack Henry & Associates Inc.	38,507	6,261
	Cognex Corp.	82,010	5,339
	HEICO Corp.	39,370	4,120
*	XPO Logistics Inc.	45,825	3,880
	Hubbell Inc. Class B	27,377	3,746
^,*	Nikola Corp.	151,469	3,102
	Huntington Ingalls Industries Inc.	20,071	2,825
			3,704,139
Other (0.0%)1
*,§ American International Group Inc. Warrants Exp. 01/19/2021		3,568	—

Real Estate (2.8%)
	American Tower Corp.	443,070	107,103
	Prologis Inc.	738,297	74,287
	Crown Castle International Corp.	418,885	69,744
	Equinix Inc.	88,486	67,261
	Digital Realty Trust Inc.	268,483	39,403
	SBA Communications Corp. Class A	111,760	35,593
*	CoStar Group Inc.	39,390	33,423
	Public Storage	148,616	33,100
	Welltower Inc.	417,713	23,012
	Weyerhaeuser Co.	746,666	21,295
	AvalonBay Communities Inc.	140,841	21,033
	Realty Income Corp.	343,697	20,880
	Alexandria Real Estate Equities Inc.	126,319	20,211
	Simon Property Group Inc.	306,007	19,793
	Equity Residential	372,449	19,118
	Ventas Inc.	373,510	15,673
	Invitation Homes Inc.	558,999	15,646
*	CBRE Group Inc. Class A	318,886	14,978
	Healthpeak Properties Inc.	538,957	14,633
	Sun Communities Inc.	98,441	13,842
	Extra Space Storage Inc.	129,318	13,836
	Duke Realty Corp.	368,982	13,615
	Mid-America Apartment Communities Inc.	114,562	13,283
	Essex Property Trust Inc.	64,721	12,995
	WP Carey Inc.	172,761	11,257
	Boston Properties Inc.	140,096	11,250
	UDR Inc.	295,594	9,639
*	Zillow Group Inc. Class C	88,721	9,013
	Camden Property Trust	96,414	8,579
	Iron Mountain Inc.	288,803	7,737
	Host Hotels & Resorts Inc.	347,953	3,754
	VEREIT Inc.	528,773	3,437
	Regency Centers Corp.	83,200	3,163
	Vornado Realty Trust	84,051	2,833
	Federal Realty Investment Trust	36,924	2,712

* Zillow Group Inc. Class A	3,393	345
		807,476
Technology (28.2%)
Apple Inc.	15,375,596	1,780,648
Microsoft Corp.	7,558,983	1,589,881
* Facebook Inc. Class A	2,400,001	628,560
* Alphabet Inc. Class A	296,193	434,100
* Alphabet Inc. Class C	289,095	424,854
NVIDIA Corp.	585,579	316,927
* Adobe Inc.	478,951	234,892
Intel Corp.	4,247,529	219,937
* salesforce.com Inc.	854,785	214,825
Broadcom Inc.	401,695	146,345
QUALCOMM Inc.	1,126,640	132,583
Texas Instruments Inc.	914,328	130,557
Oracle Corp.	1,991,216	118,876
International Business Machines Corp.	888,869	108,149
* Advanced Micro Devices Inc.	1,172,996	96,174
* ServiceNow Inc.	191,508	92,881
* Zoom Video Communications Inc. Class A	172,819	81,244
Intuit Inc.	247,657	80,788
Applied Materials Inc.	911,516	54,190
* Micron Technology Inc.	1,109,123	52,084
* Autodesk Inc.	219,122	50,619
Lam Research Corp.	145,420	48,243
Analog Devices Inc.	368,100	42,972
Roper Technologies Inc.	104,439	41,265
* DocuSign Inc. Class A	175,578	37,791
Cognizant Technology Solutions Corp. Class A	540,732	37,538
* Workday Inc. Class A	174,030	37,439
* Twilio Inc. Class A	137,832	34,057
* Twitter Inc.	743,301	33,077
* Synopsys Inc.	151,142	32,341
TE Connectivity Ltd.	329,864	32,241
Amphenol Corp. Class A	297,283	32,187
KLA Corp.	155,192	30,067
* Splunk Inc.	158,915	29,897
* Cadence Design Systems Inc.	279,085	29,759
* ANSYS Inc.	85,608	28,013
* Match Group Inc.	245,660	27,182
HP Inc.	1,430,366	27,163
* Snap Inc.	1,027,487	26,828
Marvell Technology Group Ltd.	664,328	26,374
Microchip Technology Inc.	251,950	25,890
Xilinx Inc.	243,635	25,396
* Okta Inc.	116,174	24,844
Corning Inc.	761,304	24,674
Skyworks Solutions Inc.	166,900	24,284
* Palo Alto Networks Inc.	91,730	22,451
* RingCentral Inc. Class A	77,993	21,418
* VeriSign Inc.	97,275	19,927
* Crowdstrike Holdings Inc. Class A	142,169	19,523
* Pinterest Inc. Class A	459,232	19,063
Maxim Integrated Products Inc.	266,897	18,045
* Akamai Technologies Inc.	162,473	17,960
CDW Corp.	142,499	17,033
Citrix Systems Inc.	123,587	17,019

*	Datadog Inc. Class A	161,112	16,459
*	Dell Technologies Inc.	241,299	16,334
*	Fortinet Inc.	137,548	16,205
*	Paycom Software Inc.	49,847	15,517
*	Qorvo Inc.	114,098	14,720
	SS&C Technologies Holdings Inc.	218,182	13,204
*	Black Knight Inc.	148,542	12,931
*	GoDaddy Inc. Class A	166,313	12,635
	Hewlett Packard Enterprise Co.	1,284,619	12,037
	NortonLifeLock Inc.	559,760	11,665
^,*	VMware Inc. Class A	78,768	11,317
*	Slack Technologies Inc. Class A	410,066	11,014
*	Arista Networks Inc.	53,121	10,992
	Seagate Technology plc	218,684	10,775
*	Gartner Inc.	84,838	10,600
	Western Digital Corp.	285,374	10,430
	NetApp Inc.	221,727	9,720
*	IAC/InterActiveCorp	79,416	9,512
*	Coupa Software Inc.	33,449	9,173
*	EPAM Systems Inc.	26,419	8,541
*	Tyler Technologies Inc.	19,961	6,958
*	Snowflake Inc. Class A	27,564	6,919
	Leidos Holdings Inc.	71,354	6,361
*	IPG Photonics Corp.	34,648	5,889
*	Dropbox Inc. Class A	297,665	5,733
*	Zscaler Inc.	35,831	5,041
*	F5 Networks Inc.	30,383	3,730
*	ZoomInfo Technologies Inc. Class A	67,936	2,921
*	Palantir Technologies Inc. Class A	8,433	80
*	Unity Software Inc.	817	71
			8,208,559
Telecommunications (3.8%)
	Verizon Communications Inc.	4,135,288	246,008
	Comcast Corp. Class A	4,552,115	210,581
	AT&T Inc.	7,112,870	202,788
	Cisco Systems Inc.	3,797,544	149,585
*	Charter Communications Inc. Class A	143,247	89,435
*	T-Mobile US Inc.	555,839	63,566
	L3Harris Technologies Inc.	215,890	36,667
	Motorola Solutions Inc.	169,478	26,576
*	Liberty Broadband Corp.	142,277	20,327
*	Roku Inc.	105,739	19,964
	CenturyLink Inc.	1,099,643	11,095
*	Altice USA Inc. Class A	333,754	8,678
	Juniper Networks Inc.	332,531	7,149
*	DISH Network Corp. Class A	243,709	7,075
*	Liberty Broadband Corp. Class A	28,624	4,059
			1,103,553
Utilities (3.2%)
	NextEra Energy Inc.	489,175	135,775
	Dominion Energy Inc.	839,001	66,222
	Duke Energy Corp.	733,447	64,954
	Southern Co.	1,054,281	57,163
	Waste Management Inc.	421,319	47,681
	American Electric Power Co. Inc.	495,606	40,506
	Xcel Energy Inc.	525,242	36,247

	Exelon Corp.			974,076	34,833
	Sempra Energy			288,673	34,167
	WEC Energy Group Inc.			315,493	30,571
	Eversource Energy			341,755	28,554
	Public Service Enterprise Group Inc.			505,856	27,777
	Waste Connections Inc.			263,055	27,305
	American Water Works Co. Inc.			181,266	26,262
	Consolidated Edison Inc.			334,315	26,010
	DTE Energy Co.			192,214	22,112
	PPL Corp.			768,750	20,918
	Entergy Corp.			200,325	19,738
	Ameren Corp.			246,991	19,532
	Republic Services Inc. Class A			207,126	19,335
	Edison International			378,289	19,232
	CMS Energy Corp.			286,515	17,595
	FirstEnergy Corp.			542,480	15,575
	Alliant Energy Corp.			249,897	12,907
	AES Corp.			666,204	12,065
	Evergy Inc.			227,073	11,540
	CenterPoint Energy Inc.			543,127	10,509
	Vistra Corp.			490,028	9,242
	NiSource Inc.			380,000	8,360
*	PG&E Corp.			727,416	6,830
	Pinnacle West Capital Corp.			55,544	4,141
	NRG Energy Inc.			116,896	3,593
	Avangrid Inc.			62,773	3,168
					920,419
Total Common Stocks (Cost $17,326,921)					28,959,315
		Coupon
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
2,3 Vanguard Market Liquidity Fund		0.117%		1,259,966	125,996

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Cash Management Bill	0.145%	12/15/20	2,100	2,100
4	United States Cash Management Bill	0.097%	1/5/21	4,945	4,944
4	United States Treasury Bill	0.109%	12/31/20	1,995	1,994
					9,038
Total Temporary Cash Investments (Cost $135,028)					135,034
Total Investments (100.0%) (Cost $17,461,949)					29,094,349
Other Assets and Liabilities—Net (0.0%)					(13,413)
Net Assets (100%)					29,080,936
Cost is in $000.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $28,749,000.
* Non-income-producing security.
§ Security value determined using significant unobservable inputs.
1 “Other” represents securities that are not classified by the fund's benchmark index.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $28,847,000 was received for securities on loan.
4 Securities with a value of $8,927,000 have been segregated as initial margin for open futures contracts.

Large-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts

E-Mini S&P 500 Index	December 2020	736	123,354	766

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, o r whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, i nterest rates, prepayment speeds, credit risk, etc.).

Large-Cap Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
September 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	28,959,315	—	—	28,959,315
Temporary Cash Investments	125,996	9,038	—	135,034
Total	29,085,311	9,038	—	29,094,349
Derivative Financial Instruments
Assets
Futures Contracts[1]	673	—	—	673
1 Represents variation margin on the last day of the reporting period.